Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	Oct. 01, 2020	May 31, 2020	May 31, 2019	Jul. 10, 2018	May 31, 2018	Jun. 26, 2017	May 31, 2025
ClearShares OCIO ETF
Account Value [Line Items]
Line Graph and Table Measure Name											ClearShares OCIO ETF NAV
Accumulated Value	$ 15,273	$ 13,400	$ 13,338	$ 13,989		$ 11,247	$ 10,576		$ 10,695	$ 10,000	$ 16,575
ClearShares Piton Intermediate Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name											ClearShares Piton Intermediate Fixed Income ETF NAV
Accumulated Value	9,548	9,378	9,420	9,921	$ 10,000						$ 10,108
ClearShares Ultra-Short Maturity ETF
Account Value [Line Items]
Line Graph and Table Measure Name											ClearShares Ultra-Short Maturity ETF NAV
Accumulated Value	11,386	10,799	10,431	10,390		10,347	10,188	$ 10,000			$ 11,941
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA US Broad Market Index
Accumulated Value	10,465	10,323	10,541	11,494		11,556	10,552		$ 9,908	$ 10,000	$ 11,032
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA US Broad Market Index
Accumulated Value	8,933	8,812	8,998	9,811	$ 10,000						$ 9,417
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA US Broad Market Index
Accumulated Value	$ 10,560	$ 10,417	$ 10,638	$ 11,599		$ 11,662	$ 10,648	$ 10,000			$ 11,133